Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 96 .6%
1988 CLO 1 Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.3600%, 5.0322%,
10/15/39 (144A)
‡
$ 135,200,000 $ 135,822,312
1988 CLO 2 Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.2000%, 4.8722%,
4/15/38 (144A)
‡
34,945,000 35,054,266
37 Capital CLO 3 Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.5000%,
5.1722%, 7/15/38 (144A)
‡
10,000,000 10,044,952
720 East CLO VIII Ltd. 2025-8A A1, CME Term SOFR 3 Month + 1.3100%,
5.3892%, 7/20/38 (144A)
‡
37,192,613 37,379,617
AB BSL CLO 1 Ltd. 2020-1A A1R2, CME Term SOFR 3 Month + 1.2500%,
4.9222%, 10/15/38 (144A)
‡
229,000,000 229,892,734
AB BSL CLO 5 Ltd. 2024-5A A1, CME Term SOFR 3 Month + 1.3600%,
5.0276%, 1/20/38 (144A)
‡
70,000,000 70,278,810
AB BSL CLO 6 Ltd. 2025-6A A, CME Term SOFR 3 Month + 1.4300%, 5.0976%,
7/20/37 (144A)
‡
100,250,000 100,569,797
AB BSL CLO 7 Ltd. 2025-7A A1, CME Term SOFR 3 Month + 1.2300%,
4.9000%, 1/15/39 (144A)
‡
125,000,000 125,312,500
AB BSL CLO 7 Ltd. 2025-7A A2, CME Term SOFR 3 Month + 1.5000%, 5.1700%,
1/15/39 (144A)
‡
12,000,000 12,085,200
AGL CLO 16 Ltd. 2021-16A AR, CME Term SOFR 3 Month + 0.9500%, 4.6176%,
1/20/35 (144A)
‡
143,394,000 143,397,786
AGL CLO 17 Ltd. 2022-17A AR, CME Term SOFR 3 Month + 0.9500%, 4.6197%,
1/21/35 (144A)
‡
49,858,000 49,859,506
AGL CLO 21 Ltd. 2022-21A A1R, CME Term SOFR 3 Month + 1.3600%, 5.0297%,
10/21/37 (144A)
‡
39,000,000 39,186,701
AGL CLO 23 Ltd. 2022-23A A1R, CME Term SOFR 3 Month + 1.1500%, 4.8176%,
4/20/38 (144A)
‡
78,100,000 78,271,351
AGL CLO 26 Ltd. 2023-26A A2R, CME Term SOFR 3 Month + 1.5500%,
5.2197%, 10/21/38 (144A)
‡
20,000,000 20,104,232
AGL CLO 30 Ltd. 2024-30RA A1, CME Term SOFR 3 Month + 1.5300%,
5.1997%, 4/21/37 (144A)
‡
40,700,000 40,794,538
AGL CLO 32 Ltd. 2024-32A A1, CME Term SOFR 3 Month + 1.3800%, 5.0497%,
7/21/37 (144A)
‡
10,000,000 10,038,815
AGL CLO 37 Ltd. 2024-37A A1, CME Term SOFR 3 Month + 1.2400%, 4.9092%,
4/22/38 (144A)
‡
85,751,724 86,072,770
AGL CLO 40 Ltd. 2025-40A A1, CME Term SOFR 3 Month + 1.2400%, 4.9092%,
7/22/38 (144A)
‡
9,750,000 9,788,919
AGL CLO 6 Ltd. 2020-6A A1R2, CME Term SOFR 3 Month + 1.2800%, 4.9476%,
4/20/38 (144A)
‡
11,750,000 11,803,404
AGL Core CLO 2 Ltd. 2019-2A A1R, CME Term SOFR 3 Month + 1.4600%,
5.1276%, 7/20/37 (144A)
‡
110,000,000 110,427,614
AGL Core CLO 27 Ltd. 2023-27A AR, CME Term SOFR 3 Month + 1.2100%,
4.8797%, 1/21/39 (144A)
‡
125,000,000 125,375,025
AGL Core CLO 38 Ltd. 2025-38A A1, CME Term SOFR 3 Month + 1.2400%,
4.9092%, 1/22/38 (144A)
‡
92,000,000 92,309,617
AIMCO CLO 2015-AA A1R4, CME Term SOFR 3 Month + 1.2500%, 4.9176%,
10/17/38 (144A)
‡
84,330,000 84,721,291
AIMCO CLO 10 Ltd. 2019-10A ARR, CME Term SOFR 3 Month + 1.4100%,
5.0792%, 7/22/37 (144A)
‡
10,970,000 11,007,353
Aimco CLO 14 Ltd. 2021-14A A1R, CME Term SOFR 3 Month + 1.2200%,
4.8876%, 10/20/38 (144A)
‡
20,000,000 20,067,796
AIMCO CLO 17 Ltd. 2022-17A A1R, CME Term SOFR 3 Month + 1.3500%,
5.0192%, 7/20/37 (144A)
‡
14,200,000 14,262,764
Aimco CLO 20 Ltd. 2023-20A A1R, CME Term SOFR 3 Month + 1.2100%,
4.8811%, 10/16/38 (144A)
‡
38,000,000 38,134,060

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Allegro CLO V-S Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.5000%,
5.1680%, 7/24/37 (144A)
‡
$ 21,275,000 $ 21,369,844
Allegro CLO XII Ltd. 2020-1A A1R, CME Term SOFR 3 Month + 1.4400%,
5.1097%, 7/21/37 (144A)
‡
22,725,000 22,804,810
Allegro CLO XIII Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3400%,
5.0076%, 7/20/38 (144A)
‡
30,995,724 31,135,143
Allegro CLO XIV Ltd. 2021-2A A1R, CME Term SOFR 3 Month + 1.3400%,
5.0122%, 10/15/37 (144A)
‡
10,000,000 10,040,000
Allegro CLO XVIII Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3800%,
5.0480%, 1/25/38 (144A)
‡
42,100,000 42,292,826
AMMC CLO 25 Ltd. 2022-25A A1R2, CME Term SOFR 3 Month + 1.3000%,
4.9722%, 10/15/38 (144A)
‡
109,100,000 109,624,771
AMMC CLO 26 Ltd. 2023-26A A1R, CME Term SOFR 3 Month + 1.2700%,
4.9422%, 4/15/36 (144A)
‡
167,750,000 168,026,284
AMMC CLO 30 Ltd. 2024-30A A2, CME Term SOFR 3 Month + 1.9500%,
5.6222%, 1/15/37 (144A)
‡
8,000,000 8,016,118
AMMC CLO 32 Ltd. 2025-32A A1, CME Term SOFR 3 Month + 1.3600%,
5.0276%, 10/17/38 (144A)
‡
8,750,000 8,797,364
Anchorage Capital CLO 13 LLC 2019-13A ARR, CME Term SOFR 3 Month +
1.2700%, 4.9422%, 4/15/38 (144A)
‡
95,300,000 95,631,358
Anchorage Capital CLO 15 Ltd. 2020-15A A1R2, CME Term SOFR 3 Month +
1.4100%, 5.0776%, 7/20/38 (144A)
‡
125,000,000 125,642,750
Anchorage Capital CLO 16 Ltd. 2020-16A A1R2, CME Term SOFR 3 Month +
1.2500%, 4.9176%, 1/19/38 (144A)
‡
236,875,000 237,653,040
Anchorage Capital CLO 17 Ltd. 2021-17A A1R, CME Term SOFR 3 Month +
1.2300%, 4.9022%, 2/15/38 (144A)
‡
207,000,000 207,716,696
Anchorage Capital CLO 24 Ltd. 2022-24A A2R, CME Term SOFR 3 Month +
1.6500%, 5.3222%, 7/15/37 (144A)
‡
18,000,000 18,052,034
Anchorage Capital CLO 31 Ltd. 2025-31A A1, CME Term SOFR 3 Month +
1.3000%, 5.0588%, 10/20/38 (144A)
‡
52,500,000 52,766,858
Anchorage Capital CLO 6 Ltd. 2015-6A AR4, CME Term SOFR 3 Month +
1.3700%, 5.0392%, 7/22/38 (144A)
‡
34,500,000 34,697,685
Anchorage Capital CLO 8 Ltd. 2016-8A A1R3, CME Term SOFR 3 Month +
1.2900%, 4.9601%, 10/27/38 (144A)
‡
19,775,000 19,877,870
Anchorage Capital CLO 9 Ltd. 2016-9A AR3, CME Term SOFR 3 Month +
1.4500%, 5.1222%, 7/15/37 (144A)
‡
10,000,000 10,037,504
Apex Credit CLO 12 Ltd. 2025-12A A1, CME Term SOFR 3 Month + 1.2700%,
4.9376%, 4/20/38 (144A)
‡
12,800,000 12,842,449
Apex Credit CLO 13 Ltd. 2025-13A A2, CME Term SOFR 3 Month + 1.6700%,
5.3411%, 1/22/39 (144A)
‡
15,000,000 14,999,344
Apex Credit CLO LLC 2020-2A AR, CME Term SOFR 3 Month + 1.4600%,
5.1276%, 10/20/38 (144A)
‡
73,750,000 74,041,866
Apex Credit CLO Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.8000%,
5.4676%, 4/20/36 (144A)
‡
15,000,000 15,027,549
Apex Credit CLO Ltd. 2024-2A A, CME Term SOFR 3 Month + 1.5200%,
5.1880%, 7/25/37 (144A)
‡
66,050,000 66,245,032
Apidos CLO LIII 2025-53A A1, CME Term SOFR 3 Month + 1.3200%, 4.9876%,
7/20/38 (144A)
‡
23,450,000 23,576,208
Apidos CLO XLIV Ltd. 2023-44A A2R, CME Term SOFR 3 Month + 1.5700%,
5.2380%, 10/26/37 (144A)
‡
10,000,000 10,031,335
APIDOS CLO XLVIII Ltd. 2024-48A A1, CME Term SOFR 3 Month + 1.4400%,
5.1080%, 7/25/37 (144A)
‡
54,000,000 54,216,000
Apidos CLO XXXVI 2021-36A A1R, CME Term SOFR 3 Month + 1.2100%,
4.9323%, 1/20/39 (144A)
‡
7,500,000 7,520,923

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Apidos CLO XXXVI 2021-36A BR, CME Term SOFR 3 Month + 1.5500%,
5.2723%, 1/20/39 (144A)
‡
$ 20,580,000 $ 20,716,816
ARES Loan Funding II Ltd. 2022-ALF2A A1R2, CME Term SOFR 3 Month +
1.2500%, 4.9176%, 10/20/38 (144A)
‡
130,000,000 130,605,020
Ares Loan Funding IX Ltd. 2025-ALF9A A1, CME Term SOFR 3 Month + 1.1800%,
4.8522%, 3/31/38 (144A)
‡
154,500,000 154,950,553
Ares Loan Funding VIII Ltd. 2024-ALF8 A1, CME Term SOFR 3 Month + 1.2500%,
4.9180%, 1/24/38 (144A)
‡
243,440,000 244,243,352
Ares LV CLO Ltd. 2020-55A A1R2, CME Term SOFR 3 Month + 1.3700%,
5.0422%, 10/15/37 (144A)
‡
39,250,000 39,438,212
Ares LVI CLO Ltd. 2020-56A A1R2, CME Term SOFR 3 Month + 1.2500%,
4.9180%, 1/25/38 (144A)
‡
12,750,000 12,794,583
Ares LXIV CLO Ltd. 2022-64A AR, CME Term SOFR 3 Month + 1.3600%,
5.0322%, 10/24/39 (144A)
‡
15,000,000 15,071,414
Ares LXIX CLO Ltd. 2024-69A A2, CME Term SOFR 3 Month + 1.7000%,
5.3722%, 4/15/36 (144A)
‡
17,500,000 17,539,893
Ares LXVI CLO Ltd. 2022-66A A1R2, CME Term SOFR 3 Month + 1.2700%,
4.9380%, 10/25/38 (144A)
‡
23,350,000 23,466,820
Ares LXVII CLO Ltd. 2022-67A A1R, CME Term SOFR 3 Month + 1.1900%,
4.8580%, 1/25/38 (144A)
‡
59,500,000 59,678,381
Ares LXX CLO Ltd. 2023-70A A1R, CME Term SOFR 3 Month + 1.2500%,
4.9180%, 1/25/39 (144A)
‡
125,000,000 125,576,750
Ares LXX CLO Ltd. 2023-70A BR, CME Term SOFR 3 Month + 1.5500%,
5.2180%, 1/25/39 (144A)
‡
21,500,000 21,646,851
Ares LXXII CLO Ltd. 2024-72A A2, CME Term SOFR 3 Month + 1.5800%,
5.2522%, 7/15/36 (144A)
‡
24,500,000 24,565,915
Ares LXXIV CLO Ltd. 2024-74A A2, CME Term SOFR 3 Month + 1.5500%,
5.2222%, 10/15/36 (144A)
‡
22,500,000 22,560,469
Ares LXXVII CLO Ltd. 2025-77A A1, CME Term SOFR 3 Month + 1.3200%,
4.9922%, 7/15/38 (144A)
‡
23,675,000 23,802,727
Ares XXXIV CLO Ltd. 2015-2A A2R4, CME Term SOFR 3 Month + 1.5500%,
5.2176%, 7/17/38 (144A)
‡
14,000,000 14,073,203
Ares XXXIX CLO Ltd. 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%,
5.0876%, 7/18/37 (144A)
‡
39,250,000 39,384,722
Arini US CLO I Ltd. 1A A, CME Term SOFR 3 Month + 1.5000%, 5.1722%,
4/15/38 (144A)
‡
10,000,000 10,045,000
Arini US CLO II Ltd. 2A A, CME Term SOFR 3 Month + 1.4000%, 5.0722%,
3/31/38 (144A)
‡
39,170,000 39,403,140
Atlantic Avenue Ltd. 2024-2A A, CME Term SOFR 3 Month + 1.6500%, 5.3176%,
4/20/37 (144A)
‡
50,000,000 50,094,665
Atrium XIV LLC 14A A2RR, CME Term SOFR 3 Month + 1.6100%, 5.2811%,
10/16/37 (144A)
‡
35,200,000 35,318,131
Atrium XV 15A A2RR, CME Term SOFR 3 Month + 1.5900%, 5.2611%, 7/16/37
(144A)
‡
47,250,000 47,382,456
Bain Capital Credit CLO Ltd. 2022-3A A1R, CME Term SOFR 3 Month + 1.1600%,
4.8297%, 7/17/35 (144A)
‡
89,500,000 89,597,636
Bain Capital Credit CLO Ltd. 2017-2A A2R3, CME Term SOFR 3 Month +
1.6000%, 5.2680%, 7/25/37 (144A)
‡
15,040,000 15,083,602
Bain Capital Credit CLO Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.4000%,
5.0711%, 7/16/38 (144A)
‡
107,820,000 108,365,246
Bain Capital Credit CLO Ltd. 2022-1A A2R, CME Term SOFR 3 Month +
1.5000%, 5.1676%, 10/18/38 (144A)
‡
16,500,000 16,569,191
Bain Capital Credit CLO Ltd. 2025-5A A2, CME Term SOFR 3 Month + 1.4500%,
5.0748%, 1/19/39 (144A)
‡
16,000,000 15,992,064

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Bain Capital Credit CLO Ltd. 2023-4A A1R, CME Term SOFR 3 Month +
1.2300%, 4.9597%, 1/21/39 (144A)
‡
$ 103,600,000 $ 104,067,547
Balboa Bay Loan Funding Ltd. 2021-1A AR, CME Term SOFR 3 Month +
0.9900%, 4.6576%, 7/20/34 (144A)
‡
202,000,000 202,101,061
Balboa Bay Loan Funding Ltd. 2020-1A A2RR, CME Term SOFR 3 Month +
1.6200%, 5.2876%, 10/20/35 (144A)
‡
16,000,000 16,031,730
Balboa Bay Loan Funding Ltd. 2025-2A A2, CME Term SOFR 3 Month +
1.5000%, 5.2312%, 1/20/39 (144A)
‡
8,000,000 8,036,455
Ballyrock CLO 14 Ltd. 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%,
5.0476%, 7/20/37 (144A)
‡
23,700,000 23,789,197
Ballyrock CLO 15 Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3300%,
5.0022%, 1/15/38 (144A)
‡
10,050,000 10,091,519
Ballyrock CLO 17 Ltd. 2021-17A A1AR, CME Term SOFR 3 Month + 1.2100%,
4.8776%, 10/20/38 (144A)
‡
136,000,000 136,437,267
Ballyrock CLO 25 Ltd. 2023-25A A1AR, CME Term SOFR 3 Month + 1.1800%,
4.8480%, 1/25/38 (144A)
‡
26,100,000 26,165,250
Ballyrock CLO 26 Ltd. 2024-26A A1A, CME Term SOFR 3 Month + 1.5100%,
5.1780%, 7/25/37 (144A)
‡
40,750,000 40,874,662
Ballyrock CLO 32 Ltd. 2025-32A A1B, CME Term SOFR 3 Month + 1.4400%,
5.1090%, 1/25/39 (144A)
‡
15,000,000 15,036,675
Ballyrock CLO Ltd. 2019-2A A1R3, CME Term SOFR 3 Month + 1.2400%,
4.9080%, 10/25/38 (144A)
‡
163,740,000 164,362,212
Barings CLO Ltd. 2020-1A A1R2, CME Term SOFR 3 Month + 1.2600%,
4.9322%, 1/15/38 (144A)
‡
18,249,000 18,312,872
Barings CLO Ltd. 2025-7A A2, CME Term SOFR 3 Month + 1.4000%, 5.1275%,
1/15/38 (144A)
‡
10,000,000 10,013,123
Barings CLO Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.1300%, 4.7976%,
4/20/38 (144A)
‡
53,000,000 53,106,318
Barings CLO Ltd. 2019-1A AR2, CME Term SOFR 3 Month + 1.2500%, 4.9222%,
10/15/38 (144A)
‡
137,350,000 137,984,557
Barings CLO Ltd. 2025-5A A1, CME Term SOFR 3 Month + 1.2700%, 5.1090%,
10/15/38 (144A)
‡
26,000,000 26,129,974
Barings CLO Ltd. 2025-4A A2, CME Term SOFR 3 Month + 1.5200%, 5.1922%,
10/15/40 (144A)
‡
18,000,000 18,084,762
Barrow Hanley CLO I Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.3400%,
5.0076%, 1/20/38 (144A)
‡
70,000,000 70,316,092
Barrow Hanley CLO III Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.8200%,
5.4876%, 4/20/37 (144A)
‡
12,000,000 12,029,794
Battery Park CLO Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.4000%,
5.0722%, 7/15/36 (144A)
‡
34,140,000 34,175,516
BBAM US CLO I Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.2000%,
4.8722%, 3/30/38 (144A)
‡
117,550,000 117,880,104
BBAM US CLO III Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.1700%,
4.8422%, 10/15/38 (144A)
‡
125,000,000 125,273,375
Bbam US CLO V Ltd. 2025-5A A1, CME Term SOFR 3 Month + 1.3600%,
5.0280%, 7/25/38 (144A)
‡
25,000,000 25,141,275
Benefit Street Partners CLO 43 Ltd. 2025-43A A, CME Term SOFR 3 Month +
1.2700%, 5.0716%, 10/20/38 (144A)
‡
11,000,000 11,046,156
Benefit Street Partners CLO IV Ltd. 2014-IVA AR5, CME Term SOFR 3 Month +
1.2500%, 4.9176%, 10/20/38 (144A)
‡
42,000,000 42,171,024
Benefit Street Partners CLO XII-B Ltd. 2017-12BRA A, CME Term SOFR 3 Month
+ 1.3700%, 5.0422%, 10/15/37 (144A)
‡
113,841,000 114,265,456
Benefit Street Partners CLO XLV Ltd. 2025-45A A2, CME Term SOFR 3 Month +
1.4400%, 5.1093%, 1/20/39 (144A)
‡
16,500,000 16,499,337

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Benefit Street Partners CLO XV Ltd. 2018-15A A1R, CME Term SOFR 3 Month +
1.3900%, 5.0622%, 7/15/37 (144A)
‡
$ 10,000,000 $ 10,038,389
Benefit Street Partners CLO XXI Ltd. 2020-21A A2R2, CME Term SOFR 3 Month
+ 1.4500%, 5.1222%, 1/15/39 (144A)
‡
13,500,000 13,503,737
Benefit Street Partners CLO XXVIII Ltd. 2022-28A AR, CME Term SOFR 3 Month
+ 1.3500%, 5.0176%, 10/20/37 (144A)
‡
14,000,000 14,060,203
Benefit Street Partners CLO XXXII Ltd. 2023-32A AR, CME Term SOFR 3 Month
+ 1.2100%, 4.8780%, 10/25/38 (144A)
‡
125,000,000 125,406,150
Benefit Street Partners CLO XXXVIII Ltd. 2024-38A A, CME Term SOFR 3 Month
+ 1.3100%, 4.9780%, 1/25/38 (144A)
‡
15,750,000 15,818,979
Birch Grove CLO 11 Ltd. 2024-11A A1, CME Term SOFR 3 Month + 1.3600%,
5.0292%, 1/22/38 (144A)
‡
141,000,000 141,564,564
Birch Grove CLO 12 Ltd. 2025-12A A1, CME Term SOFR 3 Month + 1.1700%,
4.8392%, 4/22/38 (144A)
‡
32,500,000 32,561,285
Birch Grove CLO 13 Ltd. 2025-13A A1, CME Term SOFR 3 Month + 1.3100%,
5.4668%, 10/23/38 (144A)
‡
42,150,000 42,307,350
Birch Grove CLO 15 Ltd. 2025-15A A1, CME Term SOFR 3 Month + 1.2500%,
4.9640%, 1/23/39 (144A)
‡
28,000,000 28,127,400
Birch Grove CLO 6 Ltd. 2023-6A A1R, CME Term SOFR 3 Month + 1.3800%,
5.0476%, 7/20/37 (144A)
‡
46,000,000 46,251,896
Birch Grove CLO 7 Ltd. 2023-7A A1R, CME Term SOFR 3 Month + 1.2600%,
4.9276%, 10/20/38 (144A)
‡
64,000,000 64,219,328
BlueMountain CLO XXV Ltd. 2019-25A A1RR, CME Term SOFR 3 Month +
1.3500%, 5.0222%, 1/15/38 (144A)
‡
105,260,000 105,706,976
BlueMountain CLO XXV Ltd. 2019-25A A2RR, CME Term SOFR 3 Month +
1.6000%, 5.2722%, 1/15/38 (144A)
‡
7,500,000 7,528,497
BlueMountain CLO XXXIII Ltd. 2021-33A A1R, CME Term SOFR 3 Month +
1.3600%, 5.0276%, 10/20/38 (144A)
‡
23,250,000 23,376,085
BlueMountain CLO XXXV Ltd. 2022-35A A1R, CME Term SOFR 3 Month +
1.4200%, 5.0892%, 10/22/37 (144A)
‡
63,450,000 63,704,200
BlueMountain CLO XXXV Ltd. 2022-35A A2R, CME Term SOFR 3 Month +
1.7000%, 5.3692%, 10/22/37 (144A)
‡
11,000,000 11,037,058
Brant Point CLO Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.8000%,
5.6890%, 2/20/37 (144A)
‡
8,200,000 8,218,053
Brant Point CLO Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.3800%,
5.0480%, 7/26/38 (144A)
‡
12,600,000 12,668,708
Bridge Street CLO V Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.2200%,
4.8876%, 4/20/38 (144A)
‡
16,250,000 16,304,171
Bryant Park Funding Ltd. 2025-26A A, CME Term SOFR 3 Month + 1.2000%,
4.8676%, 4/20/38 (144A)
‡
23,000,000 23,060,161
Canyon Capital CLO Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 1.1800%,
4.8522%, 4/15/38 (144A)
‡
13,500,000 13,536,291
Capital Four US CLO III Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 1.2600%,
4.9297%, 4/21/38 (144A)
‡
25,000,000 25,085,013
Carlyle US CLO Ltd. 2022-4A A2R, CME Term SOFR 3 Month + 1.5700%,
5.2380%, 7/25/36 (144A)
‡
16,150,000 16,193,221
Carlyle US CLO Ltd. 2019-2A AR2, CME Term SOFR 3 Month + 1.3600%,
5.0322%, 10/15/37 (144A)
‡
91,860,000 92,293,671
Carlyle US CLO Ltd. 2022-5A A2R, CME Term SOFR 3 Month + 1.6000%,
5.2722%, 10/15/37 (144A)
‡
25,000,000 25,083,633
Carlyle US CLO Ltd. 2021-6A A1R, CME Term SOFR 3 Month + 1.2900%,
4.9622%, 1/15/38 (144A)
‡
53,675,000 53,937,202
Carlyle US CLO Ltd. 2021-10A A1R, CME Term SOFR 3 Month + 1.3100%,
4.9776%, 1/20/38 (144A)
‡
174,750,000 175,536,235

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Carlyle US CLO Ltd. 2021-7A A1R, CME Term SOFR 3 Month + 1.2000%,
4.8722%, 4/15/38 (144A)
‡
$ 54,100,000 $ 54,276,885
Carlyle US CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.2300%,
4.9022%, 10/15/38 (144A)
‡
15,000,000 15,052,500
Carlyle US CLO Ltd. 2021-8A A1R, CME Term SOFR 3 Month + 1.2700%,
4.9422%, 10/15/38 (144A)
‡
75,000,000 75,373,800
Carlyle US CLO Ltd. 2025-5A A2, CME Term SOFR 3 Month + 1.4500%,
5.1001%, 1/15/39 (144A)
‡
7,500,000 7,512,816
Carlyle US CLO Ltd. 2025-6A A2, CME Term SOFR 3 Month + 1.4500%,
5.1089%, 1/20/39 (144A)
‡
10,000,000 10,016,903
Carlyle US CLO Ltd. 2025-7A A2, CME Term SOFR 3 Month + 1.4400%,
5.1056%, 1/25/39 (144A)
‡
15,000,000 15,024,442
CarVal CLO VII-C Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.4400%,
5.1076%, 7/20/37 (144A)
‡
10,000,000 10,035,000
Carval CLO VIII-C Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 1.4200%,
5.0892%, 10/22/37 (144A)
‡
26,500,000 26,606,578
Cayuga Park CLO Ltd. 2020-1A AR2, CME Term SOFR 3 Month + 1.2000%,
4.8676%, 10/17/38 (144A)
‡
37,500,000 37,628,985
CBAM Ltd. 2017-1A AR2, CME Term SOFR 3 Month + 1.3900%, 5.0576%,
1/20/38 (144A)
‡
162,000,000 162,726,910
CBAMR Ltd. 2019-11RA A2R, CME Term SOFR 3 Month + 1.4800%, 5.2146%,
3/20/38 (144A)
‡
22,000,000 22,044,653
CBAMR Ltd. 2021-14A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9476%,
10/20/38 (144A)
‡
101,450,000 101,886,336
Cedar Funding II CLO Ltd. 2013-1A AR3, CME Term SOFR 3 Month + 1.3100%,
4.9792%, 7/22/38 (144A)
‡
15,695,000 15,771,246
Cedar Funding IV CLO Ltd. 2014-4A AR3, CME Term SOFR 3 Month + 1.3400%,
5.0110%, 1/23/38 (144A)
‡
126,075,000 126,604,805
Cedar Funding IX CLO Ltd. 2018-9A AR, CME Term SOFR 3 Month + 1.4200%,
5.0876%, 7/20/37 (144A)
‡
63,550,000 63,762,931
Cedar Funding VII CLO Ltd. 2018-7A AR2, CME Term SOFR 3 Month + 1.2800%,
5.2033%, 10/20/38 (144A)
‡
96,080,000 96,492,375
Cedar Funding VIII CLO Ltd. 2017-8A ARR, CME Term SOFR 3 Month + 1.2200%,
4.8876%, 1/17/38 (144A)
‡
10,000,000 10,027,698
Cedar Funding XII CLO Ltd. 2020-12A ARR, CME Term SOFR 3 Month +
1.2000%, 4.8680%, 1/25/38 (144A)
‡
25,000,000 25,064,500
Cedar Funding XIV CLO Ltd. 2021-14A AR, CME Term SOFR 3 Month + 1.3800%,
5.0522%, 10/15/37 (144A)
‡
143,415,000 143,923,636
Cedar Funding XV CLO Ltd. 2022-15A BR, CME Term SOFR 3 Month + 1.6500%,
5.2869%, 1/20/39 (144A)
‡
23,200,000 23,372,511
CFIP CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.4816%, 5.1492%,
1/20/35 (144A)
‡
18,000,000 18,033,331
CIFC Funding 2021-2A A1R, CME Term SOFR 3 Month + 1.2000%, 4.8722%,
1/15/39 (144A)
‡
135,050,000 135,512,263
CIFC Funding 2021-2A A2R, CME Term SOFR 3 Month + 1.4300%, 5.1022%,
1/15/39 (144A)
‡
10,000,000 10,055,521
CIFC Funding 2025-III Ltd. 2025-3A A1, CME Term SOFR 3 Month + 1.3500%,
5.0197%, 7/21/38 (144A)
‡
29,850,000 30,021,339
CIFC Funding Ltd. 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%,
5.0476%, 7/17/37 (144A)
‡
138,200,000 138,732,111
CIFC Funding Ltd. 2014-5A A2R3, CME Term SOFR 3 Month + 1.5800%,
5.2476%, 7/17/37 (144A)
‡
11,250,000 11,280,590
CIFC Funding Ltd. 2024-3A A1, CME Term SOFR 3 Month + 1.4800%, 5.1497%,
7/21/37 (144A)
‡
10,000,000 10,039,142

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CIFC Funding Ltd. 2021-4A AR, CME Term SOFR 3 Month + 1.3600%, 5.0310%,
7/23/37 (144A)
‡
$ 22,161,000 $ 22,243,698
CIFC Funding Ltd. 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%,
5.0280%, 10/24/37 (144A)
‡
10,000,000 10,048,422
CIFC Funding Ltd. 2021-5A A1R, CME Term SOFR 3 Month + 1.2600%, 4.9322%,
1/15/38 (144A)
‡
75,950,000 76,216,053
CIFC Funding Ltd. 2018-1A A1R, CME Term SOFR 3 Month + 1.3200%, 4.9876%,
1/18/38 (144A)
‡
9,000,000 9,037,800
CIFC Funding Ltd. 2018-1A A2R, CME Term SOFR 3 Month + 1.5600%, 5.2276%,
1/18/38 (144A)
‡
22,000,000 22,075,436
CIFC Funding Ltd. 2025-9A A1, CME Term SOFR 3 Month + 1.1900%, 4.8597%,
1/21/38 (144A)
‡
67,715,000 67,932,027
CIFC Funding Ltd. 2014-3A A1R, CME Term SOFR 3 Month + 1.1800%, 4.8522%,
3/31/38 (144A)
‡
88,359,276 88,553,666
CIFC Funding Ltd. 2019-4A A1R2, CME Term SOFR 3 Month + 1.3000%,
4.9722%, 7/15/38 (144A)
‡
55,075,000 55,349,439
CIFC Funding Ltd. 2019-4A AJR2, CME Term SOFR 3 Month + 1.5700%,
5.2422%, 7/15/38 (144A)
‡
15,000,000 15,082,017
CIFC Funding Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.2400%, 4.9122%,
10/15/38 (144A)
‡
15,000,000 15,059,160
CIFC Funding Ltd. 2023-1A A2R, CME Term SOFR 3 Month + 1.4500%, 5.1222%,
10/15/38 (144A)
‡
10,000,000 10,052,171
CIFC Funding Ltd. 2019-5A A2R2, CME Term SOFR 3 Month + 1.5200%,
5.1922%, 10/15/38 (144A)
‡
15,000,000 15,062,490
CIFC Funding Ltd. 2018-3A A1R, CME Term SOFR 3 Month + 1.2700%, 4.9376%,
10/18/38 (144A)
‡
13,872,000 13,940,847
CIFC Funding Ltd. 2018-3A A2R, CME Term SOFR 3 Month + 1.5000%, 5.1676%,
10/18/38 (144A)
‡
8,000,000 8,037,878
CIFC Funding Ltd. 2019-7A A2R, CME Term SOFR 3 Month + 1.5300%, 5.1976%,
10/19/38 (144A)
‡
12,000,000 12,050,336
CIFC Funding Ltd. 2020-3A A1R2, CME Term SOFR 3 Month + 1.2100%,
4.8776%, 10/20/38 (144A)
‡
158,700,000 159,268,622
CIFC Funding Ltd. 2020-3A A2R2, CME Term SOFR 3 Month + 1.4400%,
5.1076%, 10/20/38 (144A)
‡
10,000,000 10,001,905
CIFC Funding Ltd. 2025-8A A2, CME Term SOFR 3 Month + 1.4200%, 5.0913%,
1/24/39 (144A)
‡
10,000,000 10,014,594
Clover CLO LLC 2018-1A A2RR, CME Term SOFR 3 Month + 1.7300%, 5.3976%,
4/20/37 (144A)
‡
13,850,000 13,884,374
CQS US CLO 5 Ltd. 2025-5A A1, CME Term SOFR 3 Month + 1.2900%,
5.1008%, 1/17/39 (144A)
‡
12,000,000 12,046,865
CQS US CLO 5 Ltd. 2025-5A A2, CME Term SOFR 3 Month + 1.5200%,
5.3308%, 1/17/39 (144A)
‡
22,800,000 22,918,102
CQS US CLO Ltd. 2025-4A A1, CME Term SOFR 3 Month + 1.4500%, 5.1176%,
7/20/36 (144A)
‡
57,175,000 57,354,873
CQS US CLO Ltd. 2023-3A AJ, CME Term SOFR 3 Month + 2.1500%, 5.8180%,
1/25/37 (144A)
‡
9,000,000 9,018,860
Crown City CLO I 2020-1A A1RR, CME Term SOFR 3 Month + 1.3700%,
5.0376%, 7/20/38 (144A)
‡
38,000,000 38,201,894
Crown City CLO IV 2022-4A AJ, CME Term SOFR 3 Month + 1.8200%, 5.4876%,
4/20/37 (144A)
‡
19,000,000 19,047,285
Crown Point CLO 11 Ltd. 2021-11A A1R, CME Term SOFR 3 Month + 1.2600%,
4.9276%, 2/28/38 (144A)
‡
20,000,000 20,065,498
Crown Point CLO 8 Ltd. 2019-8A AR, CME Term SOFR 3 Month + 1.4516%,
5.1192%, 10/20/34 (144A)
‡
10,000,000 10,015,747

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CTM CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.5000%, 5.1722%,
7/15/38 (144A)
‡
$ 13,100,000 $ 13,158,950
CTM CLO Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.3200%, 5.0963%,
10/20/38 (144A)
‡
11,875,000 11,936,014
Danby Park CLO Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.3600%,
5.0297%, 10/21/37 (144A)
‡
10,500,000 10,550,220
Diameter Capital CLO 1 Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3900%,
5.0622%, 10/15/37 (144A)
‡
86,285,000 86,603,012
Diameter Capital CLO 5 Ltd. 2023-5A A1R, CME Term SOFR 3 Month + 1.2400%,
4.9122%, 1/15/39 (144A)
‡
50,000,000 50,194,505
Diameter Capital CLO 9 Ltd. 2025-9A A, CME Term SOFR 3 Month + 1.1700%,
4.8376%, 4/20/38 (144A)
‡
168,750,000 169,104,848
Dryden 106 CLO Ltd. 2022-106A A1R, CME Term SOFR 3 Month + 1.3600%,
5.0322%, 10/15/37 (144A)
‡
60,000,000 60,285,408
Dryden 108 CLO Ltd. 2022-108A A1R, CME Term SOFR 3 Month + 1.3600%,
5.0276%, 7/18/37 (144A)
‡
64,500,000 64,739,959
Dryden 76 CLO Ltd. 2019-76A A1R2, CME Term SOFR 3 Month + 1.3700%,
5.0422%, 10/15/37 (144A)
‡
136,000,000 136,655,207
Eaton Vance CLO Ltd. 2019-1A AR2, CME Term SOFR 3 Month + 1.5100%,
5.1822%, 7/15/37 (144A)
‡
47,500,000 47,640,648
Eaton Vance CLO Ltd. 2013-1A AR4, CME Term SOFR 3 Month + 1.3400%,
5.0122%, 10/15/38 (144A)
‡
32,700,000 32,850,093
Elevation CLO Ltd. 2021-14A A1R, CME Term SOFR 3 Month + 1.2800%,
4.9476%, 1/20/38 (144A)
‡
62,250,000 62,452,493
Elevation CLO Ltd. 2016-5A A1RR, CME Term SOFR 3 Month + 1.3700%,
5.0380%, 1/25/38 (144A)
‡
18,250,000 18,331,234
Elevation CLO Ltd. 2025-18A A1, CME Term SOFR 3 Month + 1.2400%, 4.9076%,
3/28/38 (144A)
‡
142,300,000 142,726,900
Elevation CLO Ltd. 2013-1A A1R3, CME Term SOFR 3 Month + 1.4000%,
5.0680%, 7/25/38 (144A)
‡
19,000,000 19,107,464
Elmwood CLO 19 Ltd. 2022-6A AR2, CME Term SOFR 3 Month + 1.2400%,
4.9076%, 10/17/38 (144A)
‡
34,240,000 34,374,984
Elmwood CLO 23 Ltd. 2023-2A BR, CME Term SOFR 3 Month + 1.7500%,
5.4211%, 4/16/36 (144A)
‡
10,500,000 10,562,466
Elmwood CLO 25 Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7300%,
5.3976%, 4/17/37 (144A)
‡
10,000,000 10,024,673
Elmwood CLO 26 Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.5000%,
5.1676%, 4/18/37 (144A)
‡
45,000,000 45,088,605
Elmwood CLO 27 Ltd. 2024-3A A, CME Term SOFR 3 Month + 1.5200%,
5.1876%, 4/18/37 (144A)
‡
18,700,000 18,742,780
Elmwood CLO 30 Ltd. 2024-6A A, CME Term SOFR 3 Month + 1.4300%,
5.0976%, 7/17/37 (144A)
‡
32,000,000 32,112,000
Elmwood CLO 35 Ltd. 2024-11A B, CME Term SOFR 3 Month + 1.6500%,
5.3176%, 10/18/37 (144A)
‡
14,000,000 14,095,771
Elmwood CLO 45 Ltd. 2025-8A A1, CME Term SOFR 3 Month + 1.2500%,
5.1389%, 10/17/38 (144A)
‡
46,800,000 46,912,882
Elmwood CLO I Ltd. 2019-1A A1RR, CME Term SOFR 3 Month + 1.5200%,
5.1876%, 4/20/37 (144A)
‡
10,000,000 10,022,821
Elmwood CLO II Ltd. 2019-2A A1RR, CME Term SOFR 3 Month + 1.3500%,
5.0176%, 10/20/37 (144A)
‡
55,315,000 55,574,427
Elmwood CLO III Ltd. 2019-3A A1RR, CME Term SOFR 3 Month + 1.3800%,
5.0476%, 7/18/37 (144A)
‡
38,000,000 38,146,315
Elmwood CLO IX Ltd. 2021-2A AR, CME Term SOFR 3 Month + 1.1400%,
4.8076%, 4/20/38 (144A)
‡
38,000,000 38,078,736

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Elmwood CLO VI Ltd. 2020-3A ARR, CME Term SOFR 3 Month + 1.3800%,
5.0476%, 7/18/37 (144A)
‡
$ 24,815,000 $ 24,911,198
Elmwood CLO VII Ltd. 2020-4A A1RR, CME Term SOFR 3 Month + 1.3600%,
5.0276%, 10/17/37 (144A)
‡
103,750,000 104,243,508
Elmwood CLO X Ltd. 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%,
4.9676%, 7/20/38 (144A)
‡
42,700,000 42,932,715
Elmwood CLO XII Ltd. 2021-5A AR, CME Term SOFR 3 Month + 1.3600%,
5.0322%, 10/15/37 (144A)
‡
29,600,000 29,740,807
Empower CLO Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.3900%,
5.0576%, 10/20/37 (144A)
‡
11,000,000 11,040,085
Fortress Credit BSL XVIII Ltd. 2023-1A A1R, CME Term SOFR 3 Month +
1.5700%, 5.2410%, 4/23/36 (144A)
‡
168,000,000 168,457,447
Fortress Credit BSL XXIII Ltd. 2025-2A A, CME Term SOFR 3 Month + 1.4000%,
5.0722%, 10/15/38 (144A)
‡
13,500,000 13,580,285
Fortress Credit BSL XXIV Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.2700%,
4.9376%, 4/20/38 (144A)
‡
47,500,000 47,666,250
Galaxy 35 CLO Ltd. 2025-35A A, CME Term SOFR 3 Month + 1.1800%, 4.8476%,
4/20/38 (144A)
‡
171,500,000 171,835,728
Gallatin CLO XI Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.4800%, 5.1476%,
10/20/37 (144A)
‡
20,000,000 20,076,158
Garnet CLO 2 Ltd. 2025-2A A, CME Term SOFR 3 Month + 1.3500%, 5.4308%,
10/20/38 (144A)
‡
20,000,000 20,108,280
GoldenTree Loan Management US CLO 10 Ltd. 2021-10A AJ, CME Term SOFR 3
Month + 1.5800%, 5.2476%, 10/20/37 (144A)
‡
18,900,000 18,957,998
GoldenTree Loan Management US CLO 16 Ltd. 2022-16A ARR, CME Term SOFR
3 Month + 1.1200%, 4.7876%, 1/20/38 (144A)
‡
73,680,000 73,725,998
GoldenTree Loan Management US CLO 20 Ltd. 2024-20A A, CME Term SOFR 3
Month + 1.4500%, 5.1176%, 7/20/37 (144A)
‡
10,000,000 10,037,288
GoldenTree Loan Management US CLO 22 Ltd. 2024-22A B, CME Term SOFR 3
Month + 1.6500%, 5.3176%, 10/20/37 (144A)
‡
10,000,000 10,069,058
GoldenTree Loan Management US CLO 26 Ltd. 2025-26A AJ, CME Term SOFR 3
Month + 1.5500%, 5.2176%, 7/20/38 (144A)
‡
10,500,000 10,546,038
GoldenTree Loan Management US CLO 27 Ltd. 2025-27A A, CME Term SOFR 3
Month + 1.1900%, 4.9094%, 1/20/39 (144A)
‡
121,000,000 121,364,331
GoldenTree Loan Management US CLO 27 Ltd. 2025-27A AJ, CME Term SOFR 3
Month + 1.4200%, 5.1394%, 1/20/39 (144A)
‡
10,000,000 10,015,015
Golub Capital Partners CLO 41B-R Ltd. 2019-41A AR2, CME Term SOFR 3 Month
+ 1.3300%, 4.9997%, 7/20/38 (144A)
‡
15,420,000 15,486,409
Golub Capital Partners CLO 58B-R Ltd. 2021-58A A2R, CME Term SOFR 3
Month + 1.5500%, 5.2180%, 10/25/37 (144A)
‡
12,000,000 12,054,773
Golub Capital Partners CLO 72 B Ltd. 2024-72A AJ, CME Term SOFR 3 Month +
1.7500%, 5.4180%, 4/25/37 (144A)
‡
18,000,000 18,042,914
Golub Capital Partners CLO 81 B Ltd. 2025-81A A1, CME Term SOFR 3 Month +
1.3100%, 4.9776%, 7/20/38 (144A)
‡
28,000,000 28,140,336
Greenacre Park CLO LLC 2021-2A AR, CME Term SOFR 3 Month + 1.3700%,
5.0376%, 7/20/37 (144A)
‡
11,550,000 11,616,620
Guggenheim CLO Ltd. 2022-2A A2R, CME Term SOFR 3 Month + 1.4000%,
5.0722%, 1/15/35 (144A)
‡
10,000,000 9,999,767
HalseyPoint CLO 3 Ltd. 2020-3A A1R, CME Term SOFR 3 Month + 1.4800%,
5.1468%, 7/30/37 (144A)
‡
10,170,000 10,208,770
Halseypoint CLO 6 Ltd. 2022-6A A1R, CME Term SOFR 3 Month + 1.3500%,
5.0176%, 1/20/38 (144A)
‡
23,000,000 23,103,990
Halseypoint CLO 7 Ltd. 2023-7A A1R, CME Term SOFR 3 Month + 1.4500%,
5.1176%, 7/20/38 (144A)
‡
36,950,000 37,097,294

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Halseypoint CLO II Ltd. 2020-2A AR, CME Term SOFR 3 Month + 1.5200%,
5.1876%, 7/20/37 (144A)
‡
$ 15,000,000 $ 15,046,006
Harmony-Peace Park CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.3500%,
5.0176%, 10/20/37 (144A)
‡
26,850,000 26,970,718
Harvest US CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8500%,
5.5176%, 4/18/37 (144A)
‡
8,000,000 8,018,581
Harvest US CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.1800%,
4.8476%, 4/18/38 (144A)
‡
25,000,000 25,055,185
Harvest US CLO Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.3300%,
4.9976%, 7/17/38 (144A)
‡
52,000,000 52,220,615
Hayfin US XII Ltd. 2020-12A A1R, CME Term SOFR 3 Month + 1.2300%,
4.8976%, 1/20/38 (144A)
‡
33,210,000 33,322,751
Hayfin US XIV Ltd. 2021-14A AJR, CME Term SOFR 3 Month + 1.5500%,
5.2176%, 3/20/38 (144A)
‡
13,525,000 13,592,582
Hayfin US XV Ltd. 2024-15A A2, CME Term SOFR 3 Month + 1.9200%, 5.5913%,
4/28/37 (144A)
‡
8,000,000 8,020,832
HPS Loan Management Ltd. 2023-17A AR, CME Term SOFR 3 Month + 1.2700%,
4.9410%, 4/23/38 (144A)
‡
39,050,000 39,231,739
HPS Loan Management Ltd. 2019-15A A1R2, CME Term SOFR 3 Month +
1.2400%, 4.9092%, 10/22/38 (144A)
‡
80,000,000 80,318,016
ICG US CLO I Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.3800%, 5.0476%,
7/18/38 (144A)
‡
32,000,000 32,173,440
ICG US CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7500%, 5.4222%,
4/15/37 (144A)
‡
8,000,000 8,019,518
Invesco US CLO Ltd. 2024-2A A2, CME Term SOFR 3 Month + 1.7000%,
5.3722%, 7/15/37 (144A)
‡
15,000,000 15,043,353
Invesco US CLO Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3300%,
5.0022%, 1/15/38 (144A)
‡
55,175,000 55,398,806
Invesco US CLO Ltd. 2023-4A A2R, CME Term SOFR 3 Month + 1.4500%,
5.1177%, 1/18/39 (144A)
‡
10,000,000 10,014,000
Katayma CLO I Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.2700%, 4.9376%,
1/20/39 (144A)
‡
20,000,000 20,064,912
Katayma CLO II Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.6500%, 5.3176%,
4/20/37 (144A)
‡
98,500,000 98,681,939
Kennedy Lewis CLO 12 Ltd. 2023-12A AR, CME Term SOFR 3 Month + 1.3300%,
4.9976%, 7/20/38 (144A)
‡
54,070,000 54,299,798
Kennedy Lewis CLO 20 Ltd. 2024-20A A, CME Term SOFR 3 Month + 1.3000%,
4.9680%, 1/25/38 (144A)
‡
24,925,000 25,027,350
Kennedy Lewis CLO 20 Ltd. 2024-20A B, CME Term SOFR 3 Month + 1.7000%,
5.3680%, 1/25/38 (144A)
‡
11,700,000 11,747,865
Kennedy Lewis CLO 22 Ltd. 2025-22A A, CME Term SOFR 3 Month + 1.3300%,
4.9976%, 7/20/38 (144A)
‡
112,250,000 112,727,669
Kennedy Lewis CLO 9 Ltd. 9A AR, CME Term SOFR 3 Month + 1.3500%,
5.0176%, 1/20/38 (144A)
‡
132,750,000 133,336,636
Kings Park CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.2000%,
4.8697%, 1/21/39 (144A)
‡
125,000,000 125,425,087
KKR CLO 27 Ltd. 27A A2R2, CME Term SOFR 3 Month + 1.4300%, 5.1022%,
1/15/35 (144A)
‡
13,500,000 13,505,396
KKR CLO 35 Ltd. 35A AR, CME Term SOFR 3 Month + 1.2000%, 4.8676%,
1/20/38 (144A)
‡
259,254,000 259,970,215
KKR CLO 37 Ltd. 37A AR, CME Term SOFR 3 Month + 1.1700%, 4.8376%,
4/20/38 (144A)
‡
75,600,000 75,794,972
KKR CLO 37 Ltd. 37A BR, CME Term SOFR 3 Month + 1.6500%, 5.3176%,
4/20/38 (144A)
‡
8,000,000 8,032,003

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
KKR CLO 38 Ltd. 38A A2R, CME Term SOFR 3 Month + 1.5000%, 5.1788%,
1/15/38 (144A)
‡
$ 7,000,000 $ 7,030,481
KKR CLO 44 Ltd. 44A A2R, CME Term SOFR 3 Month + 1.5000%, 5.2072%,
1/20/39 (144A)
‡
5,000,000 5,022,678
KKR CLO 44 Ltd. 44A BR, CME Term SOFR 3 Month + 1.7000%, 5.4072%,
1/20/39 (144A)
‡
25,000,000 25,168,382
KKR CLO 45a Ltd. 2024-45A A1R, CME Term SOFR 3 Month + 1.3200%,
4.9922%, 7/15/38 (144A)
‡
10,000,000 10,052,350
KKR CLO 46 Ltd. 2023-46A AR, CME Term SOFR 3 Month + 1.4000%,
5.0676%, 10/20/37 (144A)
‡
16,000,000 16,059,581
KKR CLO 48 Ltd. 48A AR, CME Term SOFR 3 Month + 1.2800%, 5.1644%,
10/20/38 (144A)
‡
66,600,000 66,899,300
KKR CLO 50 Ltd. 2024-50A A, CME Term SOFR 3 Month + 1.5500%, 5.2176%,
4/20/37 (144A)
‡
15,000,000 15,037,573
KKR CLO 52 Ltd. 2023-52A A1R, CME Term SOFR 3 Month + 1.3200%,
4.9911%, 7/16/38 (144A)
‡
112,100,000 112,672,719
KKR CLO 54 Ltd. 2024-54A A, CME Term SOFR 3 Month + 1.3200%, 4.9922%,
1/15/38 (144A)
‡
93,000,000 93,375,395
KKR CLO 56 Ltd. 2024-56A A1, CME Term SOFR 3 Month + 1.4000%, 5.0722%,
10/15/37 (144A)
‡
28,000,000 28,104,149
KKR CLO 58 Ltd. 2025-58A A1, CME Term SOFR 3 Month + 1.2900%, 5.2684%,
10/15/38 (144A)
‡
107,830,000 108,387,158
KKR CLO 61 Ltd. 2025-61A A1, CME Term SOFR 3 Month + 1.4500%, 5.1222%,
7/15/37 (144A)
‡
56,000,000 56,174,272
KKR Financial CLO Ltd. 2013-1A A2R3, CME Term SOFR 3 Month + 1.5100%,
5.3445%, 10/15/38 (144A)
‡
6,000,000 6,028,603
Lake George Park CLO Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.1300%,
4.8022%, 4/15/38 (144A)
‡
10,000,000 10,019,360
LCM 40 Ltd. 40A A1R, CME Term SOFR 3 Month + 1.3700%, 5.0422%, 1/15/38
(144A)
‡
73,150,000 73,451,641
LCM 41 Ltd. 41A A1R, CME Term SOFR 3 Month + 1.2000%, 4.8722%, 4/15/36
(144A)
‡
69,000,000 69,110,952
LCM 42 Ltd. 42A A1, CME Term SOFR 3 Month + 1.3800%, 5.0522%, 1/15/38
(144A)
‡
48,000,000 48,202,637
Madison Park Funding LI Ltd. 2021-51A A1R, CME Term SOFR 3 Month +
1.2300%, 4.8976%, 10/19/38 (144A)
‡
63,750,000 63,981,502
Madison Park Funding LV Ltd. 2022-55A A1R, CME Term SOFR 3 Month +
1.3600%, 5.0276%, 7/18/37 (144A)
‡
4,279,000 4,294,487
Madison Park Funding LVII Ltd. 2022-57A A2R, CME Term SOFR 3 Month +
1.5000%, 5.1701%, 7/27/34 (144A)
‡
16,500,000 16,522,973
Madison Park Funding LVII Ltd. 2022-57A BR, CME Term SOFR 3 Month +
1.7000%, 5.3701%, 7/27/34 (144A)
‡
10,500,000 10,526,322
Madison Park Funding LXI Ltd. 2023-61A AR, CME Term SOFR 3 Month +
1.2200%, 4.8647%, 1/20/39 (144A)
‡
75,000,000 75,334,050
Madison Park Funding LXIII Ltd. 2023-63A A1R, CME Term SOFR 3 Month +
1.4000%, 5.0697%, 7/21/38 (144A)
‡
119,290,000 119,895,993
Madison Park Funding LXIX Ltd. 2024-69A A2, CME Term SOFR 3 Month +
1.7100%, 5.3780%, 7/25/37 (144A)
‡
10,000,000 10,027,012
Madison Park Funding LXV Ltd. 2025-65A A1, CME Term SOFR 3 Month +
1.3000%, 4.9711%, 7/16/38 (144A)
‡
115,500,000 116,056,479
Madison Park Funding LXXI Ltd. 2025-71A A1, CME Term SOFR 3 Month +
1.1400%, 4.8110%, 4/23/38 (144A)
‡
150,580,000 150,858,573
Madison Park Funding LXXIII Ltd. 2025-73A A1, CME Term SOFR 3 Month +
1.3000%, 5.2630%, 10/17/38 (144A)
‡
50,000,000 50,250,150

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Madison Park Funding LXXIII Ltd. 2025-73A A2, CME Term SOFR 3 Month +
1.5500%, 5.5130%, 10/17/38 (144A)
‡
$ 12,000,000 $ 12,059,748
Madison Park Funding XL-R Ltd. 2025-40RA A, CME Term SOFR 3 Month +
1.2900%, 5.1227%, 10/16/38 (144A)
‡
46,165,000 46,391,578
Madison Park Funding XLVIII Ltd. 2021-48A AR, CME Term SOFR 3 Month +
1.2200%, 4.8947%, 1/19/39 (144A)
‡
48,094,000 48,309,221
Madison Park Funding XVII Ltd. 2015-17A AR3, CME Term SOFR 3 Month +
1.3500%, 5.0197%, 10/21/37 (144A)
‡
30,000,000 30,136,701
Madison Park Funding XXII Ltd. 2016-22A AR2, CME Term SOFR 3 Month +
1.3100%, 4.9822%, 1/15/38 (144A)
‡
23,000,000 23,099,429
Madison Park Funding XXIX Ltd. 2018-29A A1R2, CME Term SOFR 3 Month +
1.1800%, 4.8476%, 3/25/38 (144A)
‡
62,340,000 62,503,212
Madison Park Funding XXVIII Ltd. 2018-28A A2R, CME Term SOFR 3 Month +
1.5500%, 5.2222%, 1/15/38 (144A)
‡
15,575,000 15,626,740
Madison Park Funding XXX Ltd. 2018-30A A1R, CME Term SOFR 3 Month +
1.3600%, 5.0311%, 7/16/37 (144A)
‡
101,370,000 101,734,668
Madison Park Funding XXXII Ltd. 2018-32A A1R2, CME Term SOFR 3 Month +
1.3600%, 5.0292%, 7/22/37 (144A)
‡
97,000,000 97,351,761
Madison Park Funding XXXII Ltd. 2018-32A A2R2, CME Term SOFR 3 Month +
1.5600%, 5.2292%, 7/22/37 (144A)
‡
24,000,000 24,061,250
Madison Park Funding XXXVIII Ltd. 2021-38A A1R, CME Term SOFR 3 Month +
1.2400%, 4.9076%, 10/17/38 (144A)
‡
128,000,000 128,480,525
Magnetite XL Ltd. 2024-40A A1, CME Term SOFR 3 Month + 1.4500%, 5.1222%,
7/15/37 (144A)
‡
12,000,000 12,048,342
Magnetite Xlv Ltd. 2025-45A A1, CME Term SOFR 3 Month + 1.1500%, 4.8222%,
4/15/38 (144A)
‡
10,000,000 10,021,800
Magnetite XXVI Ltd. 2020-26A AR2, CME Term SOFR 3 Month + 1.1500%,
4.8180%, 1/25/38 (144A)
‡
101,815,000 102,032,579
Magnetite XXVII Ltd. 2020-27A ARR, CME Term SOFR 3 Month + 1.2300%,
4.8976%, 10/20/38 (144A)
‡
55,750,000 55,945,816
Magnetite XXXII Ltd. 2022-32A AR, CME Term SOFR 3 Month + 1.1500%,
4.8222%, 10/15/37 (144A)
‡
175,000,000 175,381,500
Magnetite XXXII Ltd. 2022-32A AJR, CME Term SOFR 3 Month + 1.3800%,
5.0522%, 10/15/37 (144A)
‡
10,000,000 10,038,949
Magnetite XXXV Ltd. 2022-35A A1RR, CME Term SOFR 3 Month + 1.2000%,
4.9184%, 1/25/39 (144A)
‡
125,000,000 125,433,712
Magnetite XXXVII Ltd. 2023-37A A1R, CME Term SOFR 3 Month + 1.2000%,
4.8680%, 10/25/38 (144A)
‡
10,000,000 10,034,962
Magnetite XXXVIII Ltd. 2024-38A A1, CME Term SOFR 3 Month + 1.4800%,
5.1522%, 4/15/37 (144A)
‡
50,000,000 50,089,210
Man US CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.5500%, 5.2176%,
7/20/37 (144A)
‡
25,000,000 25,081,525
Marble Point CLO XIX Ltd. 2020-3A AR2, CME Term SOFR 3 Month + 1.3000%,
4.9676%, 10/19/38 (144A)
‡
30,500,000 30,648,901
Marble Point CLO XVII Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.4400%,
5.1076%, 7/20/37 (144A)
‡
27,200,000 27,295,137
Marble Point CLO XXI Ltd. 2021-3A A2R, CME Term SOFR 3 Month + 1.4000%,
5.0679%, 10/17/34 (144A)
‡
10,000,000 10,009,000
Meacham Park CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.5300%,
5.1976%, 10/20/37 (144A)
‡
10,000,000 10,025,086
Menlo CLO III Ltd. 2025-3A A, CME Term SOFR 3 Month + 1.3000%, 5.1936%,
10/16/38 (144A)
‡
35,000,000 35,178,360
MidOcean Credit CLO XI Ltd. 2022-11A A1R2, CME Term SOFR 3 Month +
1.2100%, 4.8776%, 1/18/36 (144A)
‡
49,500,000 49,543,817

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
MidOcean Credit CLO XVIII LLC 2025-18A A1, CME Term SOFR 3 Month +
1.1700%, 4.8397%, 10/18/35 (144A)
‡
$ 85,000,000 $ 85,088,783
MidOcean Credit CLO XXI 2025-21A A1, CME Term SOFR 3 Month + 1.2600%,
5.1223%, 10/20/38 (144A)
‡
29,750,000 29,853,709
Morgan Stanley Eaton Vance CLO Ltd. 2023-20A A2, CME Term SOFR 3 Month
+ 2.0000%, 5.6676%, 1/20/37 (144A)
‡
8,000,000 8,016,378
Morgan Stanley Eaton Vance CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month +
1.2900%, 4.9610%, 10/23/37 (144A)
‡
47,800,000 48,038,508
Mountain View CLO XVI Ltd. 2022-1A A1RR, CME Term SOFR 3 Month +
1.3300%, 5.0022%, 3/15/38 (144A)
‡
30,000,000 30,110,730
Navesink CLO 3 Ltd. 2025-3A A1, CME Term SOFR 3 Month + 1.4800%,
5.1522%, 7/15/37 (144A)
‡
130,000,000 130,410,930
Navesink CLO 4 Ltd. 2025-4A A1, CME Term SOFR 3 Month + 1.2800%,
5.1982%, 10/15/37 (144A)
‡
50,250,000 50,334,314
Neuberger Berman CLO XVI-S Ltd. 2017-16SA A1R2, CME Term SOFR 3 Month
+ 1.1800%, 4.8522%, 4/15/39 (144A)
‡
14,970,000 15,013,114
Neuberger Berman CLO XXII Ltd. 2016-22A A2R2, CME Term SOFR 3 Month +
1.7200%, 5.3876%, 4/15/38 (144A)
‡
15,200,000 15,237,565
Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A AR2, CME Term SOFR
3 Month + 1.3600%, 5.0297%, 10/19/38 (144A)
‡
30,000,000 30,142,770
Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A AR2, CME Term SOFR
3 Month + 1.3600%, 5.0276%, 10/18/38 (144A)
‡
3,000,000 3,014,268
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A AR2, CME Term SOFR
3 Month + 1.2200%, 4.8911%, 4/16/39 (144A)
‡
101,150,000 101,503,550
Neuberger Berman Loan Advisers CLO 34 Ltd. 2019-34A A1R2, CME Term SOFR
3 Month + 1.3000%, 4.9676%, 7/20/39 (144A)
‡
72,875,000 73,239,375
Neuberger Berman Loan Advisers CLO 36R Ltd. 2020-36RA A, CME Term SOFR
3 Month + 1.2700%, 4.9376%, 7/20/39 (144A)
‡
37,000,000 37,183,631
Neuberger Berman Loan Advisers CLO 40 Ltd. 2021-40A AR, CME Term SOFR 3
Month + 1.2300%, 4.9011%, 10/16/37 (144A)
‡
217,940,000 218,653,143
Neuberger Berman Loan Advisers CLO 44 Ltd. 2021-44A BR, CME Term SOFR 3
Month + 1.5000%, 5.1711%, 10/16/35 (144A)
‡
17,495,000 17,556,059
Neuberger Berman Loan Advisers CLO 60 Ltd. 2025-60A A1, CME Term SOFR 3
Month + 1.3500%, 5.0192%, 4/22/37 (144A)
‡
24,060,000 24,183,765
Neuberger Berman Loan Advisers CLO 60 Ltd. 2025-60A B, CME Term SOFR 3
Month + 1.8000%, 5.4692%, 4/22/39 (144A)
‡
35,000,000 35,263,228
Neuberger Berman Loan Advisers CLO 61 Ltd. 2025-61A A2, CME Term SOFR 3
Month + 1.5800%, 5.2476%, 7/17/39 (144A)
‡
11,000,000 11,051,571
Neuberger Berman Loan Advisers LaSalle Street Lending CLO II Ltd. 2024-2A A2,
CME Term SOFR 3 Month + 1.8000%, 5.4676%, 4/20/38 (144A)
‡
10,000,000 10,024,808
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd. 2023-53A A2R, CME Term
SOFR 3 Month + 1.5400%, 5.2080%, 10/24/37 (144A)
‡
33,000,000 33,093,525
New Mountain CLO 1 Ltd. CLO-1A A1RR, CME Term SOFR 3 Month + 1.2500%,
4.9222%, 1/15/38 (144A)
‡
58,070,000 58,260,754
New Mountain CLO 2 Ltd. CLO-2A A1R, CME Term SOFR 3 Month + 1.3600%,
5.0322%, 1/15/38 (144A)
‡
105,420,000 105,839,403
New Mountain CLO 5 Ltd. CLO-5A AR, CME Term SOFR 3 Month + 1.2500%,
4.9176%, 7/20/36 (144A)
‡
96,930,000 97,249,617
New Mountain CLO 6 Ltd. CLO-6A A, CME Term SOFR 3 Month + 1.4000%,
5.0676%, 10/15/37 (144A)
‡
62,500,000 62,732,769
New Mountain CLO 7 Ltd. CLO-7A A1, CME Term SOFR 3 Month + 1.2000%,
4.8676%, 3/31/38 (144A)
‡
35,000,000 35,111,101
New Mountain CLO 8 Ltd. CLO-8A A1, CME Term SOFR 3 Month + 1.2700%,
5.1333%, 10/20/38 (144A)
‡
30,000,000 30,129,840

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
NGC CLO 2 Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.2300%, 4.8976%,
4/20/38 (144A)
‡
$ 15,000,000 $ 15,051,738
NYACK Park CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.2300%,
4.8976%, 10/20/38 (144A)
‡
12,020,000 12,062,178
NYACK Park CLO Ltd. 2021-1A A2R, CME Term SOFR 3 Month + 1.4500%,
5.1176%, 10/20/38 (144A)
‡
9,000,000 9,047,431
Oaktree CLO Ltd. 2021-2A AR, CME Term SOFR 3 Month + 0.9700%, 4.6422%,
1/15/35 (144A)
‡
60,236,000 60,298,760
Oaktree CLO Ltd. 2024-26A A2, CME Term SOFR 3 Month + 1.7000%, 5.3676%,
4/20/37 (144A)
‡
12,000,000 12,029,916
Oaktree CLO Ltd. 2020-1A ARR, CME Term SOFR 3 Month + 1.1900%, 4.8622%,
1/15/38 (144A)
‡
56,100,000 56,257,080
Oaktree CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3500%, 5.0222%,
1/15/38 (144A)
‡
87,750,000 88,122,701
Oaktree CLO Ltd. 2019-3A A2R2, CME Term SOFR 3 Month + 1.5800%,
5.2476%, 1/20/38 (144A)
‡
20,200,000 20,266,137
Oaktree CLO Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.3500%, 5.0176%,
7/20/38 (144A)
‡
64,500,000 64,829,531
Obra CLO 2 Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.5400%, 5.2076%,
7/20/38 (144A)
‡
32,000,000 32,156,502
Ocean Trails CLO 8 2020-8A A2R2, CME Term SOFR 3 Month + 1.5700%,
5.3780%, 3/15/38 (144A)
‡
22,200,000 22,311,186
Ocean Trails CLO XIV Ltd. 2023-14A AR, CME Term SOFR 3 Month + 1.3400%,
5.0076%, 1/20/38 (144A)
‡
144,000,000 144,605,318
OCP Aegis CLO Ltd. 2024-39A A1, CME Term SOFR 3 Month + 1.2200%,
4.8911%, 1/16/37 (144A)
‡
151,000,000 151,162,823
OCP Aegis CLO Ltd. 2024-39A A2, CME Term SOFR 3 Month + 1.4200%,
5.0911%, 1/16/37 (144A)
‡
12,000,000 12,003,257
OCP CLO Ltd. 2024-32A A1, CME Term SOFR 3 Month + 1.5200%, 5.1910%,
4/23/37 (144A)
‡
16,875,000 16,910,124
OCP CLO Ltd. 2017-14A A1R, CME Term SOFR 3 Month + 1.3700%, 5.0376%,
7/20/37 (144A)
‡
132,000,000 132,488,242
OCP CLO Ltd. 2020-18A A1R2, CME Term SOFR 3 Month + 1.3700%, 5.0376%,
7/20/37 (144A)
‡
20,200,000 20,274,740
OCP CLO Ltd. 2019-17A AR2, CME Term SOFR 3 Month + 1.4000%, 5.0676%,
7/20/37 (144A)
‡
10,500,000 10,538,624
OCP CLO Ltd. 2020-19A A1R2, CME Term SOFR 3 Month + 1.1800%, 4.8476%,
4/20/38 (144A)
‡
85,950,000 86,139,090
Octagon 52 Ltd. 2021-1A A2R, CME Term SOFR 3 Month + 1.6000%, 5.2710%,
7/23/37 (144A)
‡
10,000,000 10,029,675
Octagon 55 Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.2600%, 4.9276%,
3/20/38 (144A)
‡
13,250,000 13,314,289
Octagon 60 Ltd. 2022-1A A2R, CME Term SOFR 3 Month + 1.5800%, 5.2476%,
10/20/37 (144A)
‡
15,000,000 15,047,837
Octagon 65 Ltd. 2024-4A A2, CME Term SOFR 3 Month + 1.5800%, 5.2510%,
10/23/37 (144A)
‡
18,750,000 18,809,805
Octagon 66 Ltd. 2022-1A BR2, CME Term SOFR 3 Month + 1.6000%, 5.3523%,
2/16/37 (144A)
‡
10,000,000 10,059,955
Octagon 67 Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.4500%, 5.1180%,
7/25/38 (144A)
‡
30,000,000 30,154,290
Octagon 68 Ltd. 2023-1A A2R, CME Term SOFR 3 Month + 1.5000%, 5.1676%,
10/20/38 (144A)
‡
15,500,000 15,565,381
Octagon 69 Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.6600%, 5.3280%,
7/24/37 (144A)
‡
10,000,000 10,029,809

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Octagon 71 Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7000%, 5.3676%,
4/18/37 (144A)
‡
$ 15,000,000 $ 15,035,618
Octagon 74 Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.1300%, 4.7992%,
4/22/38 (144A)
‡
31,000,000 31,060,512
Octagon Investment Partners 20-R Ltd. 2019-4A A1RR, CME Term SOFR 3 Month
+ 1.4000%, 5.2435%, 8/12/37 (144A)
‡
30,000,000 30,116,598
Octagon Investment Partners 28 Ltd. 2016-1A A2RR, CME Term SOFR 3 Month +
1.7200%, 5.3880%, 4/24/37 (144A)
‡
10,250,000 10,276,142
Octagon Investment Partners 29 Ltd. 2016-1A A1R2, CME Term SOFR 3 Month +
1.4200%, 5.0876%, 7/18/37 (144A)
‡
63,900,000 64,119,298
Octagon Investment Partners 29 Ltd. 2016-1A A2R2, CME Term SOFR 3 Month +
1.6200%, 5.2876%, 7/18/37 (144A)
‡
10,000,000 10,028,266
Octagon Investment Partners 32 Ltd. 2017-1A A1R3, CME Term SOFR 3 Month +
1.3800%, 5.0522%, 10/31/37 (144A)
‡
87,000,000 87,430,937
Octagon Investment Partners 42 Ltd. 2019-3A A1RR, CME Term SOFR 3 Month +
1.3600%, 5.0322%, 7/15/37 (144A)
‡
99,000,000 99,362,231
Octagon Investment Partners 44 Ltd. 2019-1A AR2, CME Term SOFR 3 Month +
1.1500%, 4.8222%, 10/15/34 (144A)
‡
62,250,000 62,334,486
Octagon Investment Partners 45 Ltd. 2019-1A A1RR, CME Term SOFR 3 Month +
1.1500%, 4.8222%, 4/15/35 (144A)
‡
74,300,000 74,383,714
Octagon Investment Partners 48 Ltd. 2020-3A A1R2, CME Term SOFR 3 Month +
1.3600%, 5.0322%, 1/15/38 (144A)
‡
24,180,000 24,279,469
Octagon Investment Partners 51 Ltd. 2021-1A AR, CME Term SOFR 3 Month +
0.9900%, 4.6576%, 7/20/34 (144A)
‡
261,500,000 261,827,006
OFSI BSL XV CLO Ltd. 2025-15A A1, CME Term SOFR 3 Month + 1.2400%,
4.9076%, 3/31/38 (144A)
‡
168,450,000 168,954,845
OHA Credit Funding 10-R Ltd. 2021-10RA A1, CME Term SOFR 3 Month +
1.2600%, 4.9276%, 7/18/37 (144A)
‡
10,045,000 10,069,918
OHA Credit Funding 15-R Ltd. 2023-15RA A, CME Term SOFR 3 Month +
1.2900%, 4.9576%, 7/20/38 (144A)
‡
23,850,000 23,969,131
OHA Credit Funding 16-R Ltd. 2023-16RA A1, CME Term SOFR 3 Month +
1.2000%, 4.8676%, 10/20/38 (144A)
‡
21,500,000 21,574,912
OHA Credit Funding 2 Ltd. 2019-2A AR2, CME Term SOFR 3 Month + 1.2400%,
4.9097%, 1/21/38 (144A)
‡
30,000,000 30,100,884
OHA Credit Funding 21 Ltd. 2025-21A A1, CME Term SOFR 3 Month + 1.2500%,
5.2043%, 10/20/38 (144A)
‡
10,000,000 10,054,830
OHA Credit Funding 22 Ltd. 2025-22A A1, CME Term SOFR 3 Month + 1.3300%,
4.9976%, 7/20/38 (144A)
‡
60,000,000 60,156,000
OHA Credit Funding 24 Ltd. 2025-24A A2, CME Term SOFR 3 Month + 1.4200%,
5.0914%, 1/20/39 (144A)
‡
16,000,000 16,022,310
OHA Credit Funding 5 Ltd. 2020-5A AR, CME Term SOFR 3 Month + 1.3500%,
5.0176%, 10/18/37 (144A)
‡
49,750,000 49,973,427
OHA Credit Funding 7 Ltd. 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%,
4.9476%, 7/19/38 (144A)
‡
10,000,000 10,050,420
OHA Credit Partners XIV Ltd. 2017-14A A2R, CME Term SOFR 3 Month +
1.5700%, 5.2397%, 7/21/37 (144A)
‡
20,000,000 20,054,148
Orion CLO Ltd. 2024-3A A, CME Term SOFR 3 Month + 1.5600%, 5.2280%,
7/25/37 (144A)
‡
10,000,000 10,026,622
Orion CLO Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.2200%, 4.8880%,
10/25/38 (144A)
‡
102,950,000 103,319,724
Palmer Square CLO Ltd. 2015-1A A1B5, CME Term SOFR 3 Month + 1.3500%,
5.2185%, 5/21/34 (144A)
‡
29,000,000 29,039,527
Palmer Square CLO Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.4000%,
5.0676%, 7/20/37 (144A)
‡
17,000,000 17,065,557

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Palmer Square CLO Ltd. 2022-3A A2R, CME Term SOFR 3 Month + 1.5500%,
5.2176%, 7/20/37 (144A)
‡
$ 15,400,000 $ 15,440,550
Palmer Square CLO Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.2500%,
4.9176%, 1/20/38 (144A)
‡
19,800,000 19,868,118
Palmer Square CLO Ltd. 2021-1A A1AR, CME Term SOFR 3 Month + 1.1500%,
4.8176%, 4/20/38 (144A)
‡
5,000,000 5,005,964
Palmer Square CLO Ltd. 2019-1A A1R2, CME Term SOFR 3 Month + 1.2500%,
5.1031%, 8/14/38 (144A)
‡
51,250,000 51,491,490
Palmer Square CLO Ltd. 2023-3A BR, CME Term SOFR 3 Month + 1.5500%,
5.2200%, 1/20/39 (144A)
‡
22,500,000 22,668,772
Palmer Square Loan Funding Ltd. 2022-3A A1BR, CME Term SOFR 3 Month +
1.4000%, 5.0722%, 4/15/31 (144A)
‡
2,156,980 2,156,920
Park Blue CLO 2023-IV Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.0000%,
5.6680%, 1/25/37 (144A)
‡
5,000,000 5,000,000
Park Blue CLO 2024-VI Ltd. 2024-6A A1, CME Term SOFR 3 Month + 1.3400%,
5.0080%, 1/25/38 (144A)
‡
75,695,000 76,035,317
Park Blue CLO 2025-VII Ltd. 2025-7A A1, CME Term SOFR 3 Month + 1.2200%,
4.8880%, 4/25/38 (144A)
‡
29,750,000 29,848,809
Park Blue CLO 2025-X Ltd. 2025-10A A1, CME Term SOFR 3 Month + 1.2800%,
4.9500%, 1/20/39 (144A)
‡
10,000,000 10,038,485
Park Blue CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.4800%,
5.1476%, 4/20/37 (144A)
‡
10,000,000 10,042,859
Peace Park CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 1.2500%,
4.9176%, 10/20/38 (144A)
‡
20,150,000 20,230,560
Pikes Peak CLO 12 Ltd. 2023-12A AR, CME Term SOFR 3 Month + 1.2200%,
4.8876%, 4/20/38 (144A)
‡
61,700,000 61,904,690
Pikes Peak CLO 18 2025-18A A1, CME Term SOFR 3 Month + 1.2200%,
4.8876%, 4/20/38 (144A)
‡
17,250,000 17,308,645
Pikes Peak CLO 8 2021-8A A1R, CME Term SOFR 3 Month + 1.3300%, 4.9976%,
1/20/38 (144A)
‡
18,400,000 18,476,936
Pixley Park CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.5200%,
5.1922%, 1/15/37 (144A)
‡
27,000,000 27,081,294
Polen Capital CLO Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.3300%,
5.0397%, 1/20/39 (144A)
‡
20,000,000 20,076,546
Polen Capital CLO Ltd. 2025-2A A2, CME Term SOFR 3 Month + 1.6000%,
5.3097%, 1/20/39 (144A)
‡
12,000,000 12,070,908
Post CLO Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.3000%, 4.9676%,
10/20/38 (144A)
‡
10,000,000 10,050,390
PPM CLO 4 Ltd. 2020-4A A1R2, CME Term SOFR 3 Month + 1.3300%, 4.9976%,
3/18/38 (144A)
‡
13,500,000 13,557,482
PPM CLO 6-R Ltd. 2022-6RA A1R, CME Term SOFR 3 Month + 1.9500%,
5.6176%, 1/20/37 (144A)
‡
10,000,000 10,014,083
Rad CLO 12 Ltd. 2021-12A A1AR, CME Term SOFR 3 Month + 1.3200%,
4.9868%, 7/30/40 (144A)
‡
32,770,000 32,949,186
Rad CLO 15 Ltd. 2021-15A A1AR, CME Term SOFR 3 Month + 1.3600%,
5.0276%, 7/20/40 (144A)
‡
50,975,000 51,274,733
Rad CLO 18 Ltd. 2023-18A A1R, CME Term SOFR 3 Month + 1.4000%, 5.0722%,
7/15/37 (144A)
‡
125,000,000 125,392,000
Rad CLO 18 Ltd. 2023-18A A2R, CME Term SOFR 3 Month + 1.7000%, 5.3722%,
7/15/37 (144A)
‡
20,000,000 20,053,466
Rad CLO 22 Ltd. 2023-22A A1AR, CME Term SOFR 3 Month + 1.2500%,
4.9824%, 10/20/40 (144A)
‡
17,700,000 17,780,659
RAD CLO 26 Ltd. 2024-26A A, CME Term SOFR 3 Month + 1.3700%, 5.0376%,
10/20/37 (144A)
‡
49,250,000 49,483,568

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
RAD CLO 28 Ltd. 2024-28A A, CME Term SOFR 3 Month + 1.2900%, 4.9576%,
4/20/38 (144A)
‡
$ 10,000,000 $ 10,034,979
Regatta 30 Funding Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3200%,
4.9880%, 1/25/38 (144A)
‡
96,645,000 97,054,156
Regatta 32 Funding Ltd. 2025-4A A1, CME Term SOFR 3 Month + 1.3400%,
5.0080%, 7/25/38 (144A)
‡
62,350,000 62,701,716
Regatta 35 Funding Ltd. 2025-5A A1, CME Term SOFR 3 Month + 1.2900%,
4.9622%, 10/15/38 (144A)
‡
18,500,000 18,596,459
Regatta VI Funding Ltd. 2016-1A A1R3, CME Term SOFR 3 Month + 1.2500%,
4.9176%, 10/20/38 (144A)
‡
47,715,000 47,935,968
Regatta XI Funding Ltd. 2018-1A AR, CME Term SOFR 3 Month + 1.4000%,
5.0676%, 7/17/37 (144A)
‡
63,060,000 63,314,920
Regatta XIX Funding Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.2400%,
4.9076%, 10/20/38 (144A)
‡
25,000,000 25,099,707
Regatta XVII Funding Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.3800%,
5.0522%, 10/15/37 (144A)
‡
22,350,000 22,460,038
Regatta XVIII Funding Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.1600%,
4.8322%, 4/15/38 (144A)
‡
160,696,724 161,124,788
Regatta XX Funding Ltd. 2021-2A AR, CME Term SOFR 3 Month + 1.1800%,
4.8522%, 1/15/38 (144A)
‡
14,799,000 14,841,279
Regatta XXII Funding Ltd. 2022-2A A1R2, CME Term SOFR 3 Month + 1.2600%,
4.9333%, 1/15/39 (144A)
‡
35,000,000 35,151,095
Regatta XXII Funding Ltd. 2022-2A A2R2, CME Term SOFR 3 Month + 1.4900%,
5.1633%, 1/15/39 (144A)
‡
10,000,000 10,046,565
Regatta XXIII Funding Ltd. 2021-4A A1R, CME Term SOFR 3 Month + 1.2200%,
4.8922%, 10/15/38 (144A)
‡
128,715,000 129,149,078
Regatta XXIII Funding Ltd. 2021-4A A2R, CME Term SOFR 3 Month + 1.4500%,
5.1222%, 10/15/38 (144A)
‡
10,000,000 9,999,775
Regatta XXIV Funding Ltd. 2021-5A AR, CME Term SOFR 3 Month + 1.3200%,
4.9876%, 1/20/38 (144A)
‡
24,635,000 24,738,585
Regatta XXIX Funding Ltd. 2024-3A A, CME Term SOFR 3 Month + 1.3800%,
5.0522%, 9/6/37 (144A)
‡
22,500,000 22,610,745
Regatta XXVI Funding Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.2500%,
4.9180%, 1/25/39 (144A)
‡
125,000,000 125,562,250
Rockford Tower CLO Ltd. 2021-3A A2R, CME Term SOFR 3 Month + 1.6500%,
5.3222%, 1/15/38 (144A)
‡
14,000,000 14,051,023
Rockland Park CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3000%,
4.9676%, 7/20/38 (144A)
‡
2,000,000 2,010,022
Rockland Park CLO Ltd. 2021-1A A2R, CME Term SOFR 3 Month + 1.5500%,
5.2176%, 7/20/38 (144A)
‡
10,000,000 10,052,479
RR 18 Ltd. 2021-18A A1AR, CME Term SOFR 3 Month + 1.2900%, 4.9622%,
7/15/40 (144A)
‡
10,000,000 10,050,370
RR 19 Ltd. 2021-19A A1R, CME Term SOFR 3 Month + 1.1800%, 4.8522%,
4/15/40 (144A)
‡
24,600,000 24,670,695
RR 21 Ltd. 2022-21A A1BR, CME Term SOFR 3 Month + 1.6000%, 5.2722%,
7/15/39 (144A)
‡
15,000,000 15,043,394
RR 24 Ltd. 2022-24A A1A2, CME Term SOFR 3 Month + 1.3100%, 4.9822%,
1/15/37 (144A)
‡
20,000,000 20,089,610
RR 27 Ltd. 2023-27A A1AR, CME Term SOFR 3 Month + 1.2300%, 4.9022%,
10/15/40 (144A)
‡
70,900,000 71,148,483
RR 28 Ltd. 2024-28RA A1R, CME Term SOFR 3 Month + 1.5500%, 5.2222%,
4/15/37 (144A)
‡
11,000,000 11,024,475
RR 40 Ltd. 2025-40A A1, CME Term SOFR 3 Month + 1.3400%, 5.0122%,
7/15/38 (144A)
‡
13,800,000 13,877,032

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
RR 41 Ltd. 2025-41A A1A, CME Term SOFR 3 Month + 1.2500%, 5.2142%,
10/15/40 (144A)
‡
$ 32,000,000 $ 32,142,624
RR 42 Ltd. 2025-42A A2R, CME Term SOFR 3 Month + 1.6000%, 5.2722%,
10/15/40 (144A)
‡
10,000,000 10,067,200
RR 5 Ltd. 2018-5A A1R, CME Term SOFR 3 Month + 1.5000%, 5.1722%, 7/15/39
(144A)
‡
19,000,000 19,051,300
RR 8 Ltd. 2020-8A A1A2, CME Term SOFR 3 Month + 1.2300%, 4.9022%,
1/15/39 (144A)
‡
120,000,000 120,420,000
RR 8 Ltd. 2020-8A A1B2, CME Term SOFR 3 Month + 1.4600%, 5.1322%,
1/15/39 (144A)
‡
6,250,000 6,261,196
Sagard-Halseypoint CLO 10 Ltd. 2025-10A A1, CME Term SOFR 3 Month +
1.3500%, 5.0176%, 10/20/38 (144A)
‡
75,000,000 75,331,530
Sagard-Halseypoint CLO 8 Ltd. 2024-8A A1, CME Term SOFR 3 Month +
1.3900%, 5.0568%, 1/30/38 (144A)
‡
45,500,000 45,667,936
Sandstone Peak II Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.4100%,
5.0776%, 7/20/38 (144A)
‡
39,650,000 39,886,195
Sandstone Peak III Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8300%,
5.4980%, 4/25/37 (144A)
‡
8,000,000 8,020,291
Sandstone Peak IV Ltd. 2025-1A A2, CME Term SOFR 3 Month + 1.5500%,
5.2089%, 1/20/39 (144A)
‡
5,500,000 5,529,635
Saratoga Investment Corp. CLO Ltd. 2013-1A A2R4, CME Term SOFR 3 Month +
1.7600%, 5.4276%, 4/20/33 (144A)
‡
10,000,000 10,018,638
Saratoga Investment Corp. Senior Loan Fund Ltd. 2022-1A A1R, CME Term SOFR
3 Month + 1.3900%, 5.0576%, 10/20/37 (144A)
‡
50,000,000 50,192,625
Signal Peak CLO 10 Ltd. 2021-10A A1R, CME Term SOFR 3 Month + 1.1900%,
4.8580%, 1/24/38 (144A)
‡
15,000,000 15,036,564
Signal Peak CLO 11 Ltd. 2024-11A A2, CME Term SOFR 3 Month + 1.6800%,
5.3476%, 7/18/37 (144A)
‡
20,000,000 20,056,460
Signal Peak CLO 12 Ltd. 2022-12A A2R, CME Term SOFR 3 Month + 1.6000%,
5.2676%, 7/18/37 (144A)
‡
8,000,000 8,023,359
Signal Peak CLO 8 Ltd. 2020-8A A1R, CME Term SOFR 3 Month + 1.3900%,
5.0576%, 10/20/37 (144A)
‡
12,525,000 12,569,613
Signal Peak CLO 9 Ltd. 2021-9A A2R, CME Term SOFR 3 Month + 1.5500%,
5.2197%, 1/21/38 (144A)
‡
10,000,000 10,033,638
Silver Point CLO 1 Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.3200%,
4.9876%, 1/20/38 (144A)
‡
70,670,000 70,955,818
Silver Point CLO 10 Ltd. 2025-10A A1, CME Term SOFR 3 Month + 1.4500%,
5.1222%, 7/15/38 (144A)
‡
18,210,000 18,281,980
Silver Point CLO 10 Ltd. 2025-10A A2, CME Term SOFR 3 Month + 1.6500%,
5.3222%, 7/15/38 (144A)
‡
20,000,000 20,094,112
Silver Point CLO 11 Ltd. 2025-11A A1, CME Term SOFR 3 Month + 1.3500%,
5.0222%, 7/15/38 (144A)
‡
20,800,000 20,914,234
Silver Point CLO 14 Ltd. 2025-14A A1, CME Term SOFR 3 Month + 1.2300%,
4.9088%, 1/15/39 (144A)
‡
63,210,000 63,491,727
Silver Point CLO 14 Ltd. 2025-14A A2, CME Term SOFR 3 Month + 1.5000%,
5.1788%, 1/15/39 (144A)
‡
12,000,000 12,057,025
Silver Point CLO 2 Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%,
5.0376%, 4/20/38 (144A)
‡
121,000,000 121,619,278
Silver Point CLO 3 Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.2600%,
5.0088%, 1/18/39 (144A)
‡
125,000,000 125,514,125
Silver Point CLO 3 Ltd. 2023-3A A2R, CME Term SOFR 3 Month + 1.5000%,
5.2488%, 1/18/39 (144A)
‡
10,000,000 10,045,609
Silver Point CLO 6 Ltd. 2024-6A A1, CME Term SOFR 3 Month + 1.4000%,
5.0722%, 10/15/37 (144A)
‡
9,750,000 9,786,249

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Silver Rock CLO I Ltd. 2020-1A A1RR, CME Term SOFR 3 Month + 1.4200%,
5.0876%, 10/20/37 (144A)
‡
$ 25,000,000 $ 25,097,350
Sixth Street CLO 31 Ltd. 2025-31A A2, CME Term SOFR 3 Month + 1.4300%,
5.1039%, 1/17/39 (144A)
‡
15,000,000 15,023,257
Sixth Street CLO IX Ltd. 2017-9A AR, CME Term SOFR 3 Month + 1.3800%,
5.0497%, 7/21/37 (144A)
‡
77,550,000 77,843,209
Sixth Street CLO XII Ltd. 2018-12A A2R2, CME Term SOFR 3 Month + 1.4500%,
5.1176%, 1/17/39 (144A)
‡
10,000,000 10,040,973
Sixth Street CLO XVI Ltd. 2020-16A A2R2, CME Term SOFR 3 Month + 1.3700%,
0.0000%, 1/21/39 (144A)
‡
12,000,000 12,048,000
Sixth Street CLO XVII Ltd. 2021-17A A1R, CME Term SOFR 3 Month + 1.1500%,
4.8176%, 4/17/38 (144A)
‡
49,555,000 49,649,754
Sixth Street CLO XXIII Ltd. 2023-23A A1R, CME Term SOFR 3 Month + 1.2100%,
4.8776%, 10/17/38 (144A)
‡
126,000,000 126,411,718
Sound Point CLO 2025R-1 Ltd. 2025-1RA A1, CME Term SOFR 3 Month +
1.3400%, 5.2290%, 2/20/38 (144A)
‡
48,400,000 48,601,460
Sound Point CLO Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.2500%,
4.9222%, 4/15/38 (144A)
‡
10,850,000 10,895,017
Storm King Park CLO Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.3600%,
5.0322%, 10/15/37 (144A)
‡
22,700,000 22,807,525
Sycamore Tree CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.6500%,
5.3176%, 4/20/37 (144A)
‡
148,000,000 148,289,858
Sycamore Tree CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 1.3900%,
5.0576%, 1/20/38 (144A)
‡
101,550,000 102,007,188
Sycamore Tree CLO Ltd. 2025-6A A1, CME Term SOFR 3 Month + 1.2000%,
4.8676%, 4/20/38 (144A)
‡
13,200,000 13,243,796
Symetra CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.2900%, 4.9576%,
4/20/38 (144A)
‡
10,615,000 10,652,200
Symphony CLO 30 Ltd. 2023-30A A1R, CME Term SOFR 3 Month + 1.5400%,
5.2076%, 10/20/37 (144A)
‡
30,500,000 30,585,400
Symphony CLO 40 Ltd. 2023-40A AR, CME Term SOFR 3 Month + 1.3100%,
4.9769%, 1/5/38 (144A)
‡
86,370,000 86,757,801
Symphony CLO 42 Ltd. 2024-42A A2, CME Term SOFR 3 Month + 1.7000%,
5.3676%, 4/17/37 (144A)
‡
10,000,000 10,023,203
Symphony CLO 47 Ltd. 2025-47A A1, CME Term SOFR 3 Month + 1.1400%,
4.8076%, 4/20/38 (144A)
‡
116,700,000 116,940,752
Symphony CLO XVIII Ltd. 2016-18A AR4, CME Term SOFR 3 Month + 1.2300%,
4.9010%, 10/23/37 (144A)
‡
145,370,000 145,844,619
Symphony CLO XXXIII Ltd. 2022-33A AR, CME Term SOFR 3 Month + 1.2600%,
4.9280%, 1/24/38 (144A)
‡
30,000,000 30,106,785
Symphony Loan Funding CLO 1 Ltd. 2024-1A A1, CME Term SOFR 3 Month +
1.4300%, 5.0992%, 1/22/38 (144A)
‡
48,800,000 48,974,338
Symphony Loan Funding CLO 1 Ltd. 2024-1A A2, CME Term SOFR 3 Month +
1.6500%, 5.3192%, 1/22/38 (144A)
‡
12,000,000 12,046,494
Tallman Park CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3300%,
4.9976%, 7/20/38 (144A)
‡
38,000,000 38,209,038
TCW CLO Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.4200%, 5.0876%,
7/17/37 (144A)
‡
11,000,000 11,036,515
TCW CLO Ltd. 2019-2A A1R2, CME Term SOFR 3 Month + 1.2700%, 4.9376%,
1/20/38 (144A)
‡
29,750,000 29,853,018
TCW CLO Ltd. 2023-1A AJR, CME Term SOFR 3 Month + 1.6000%, 5.2680%,
3/31/38 (144A)
‡
8,000,000 8,038,285
TCW CLO Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.1900%, 4.8576%,
4/20/38 (144A)
‡
53,800,000 53,947,880

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
TCW CLO Ltd. 2025-2A A, CME Term SOFR 3 Month + 1.2400%, 4.9185%,
1/15/39 (144A)
‡
$ 20,000,000 $ 20,091,300
TCW CLO Ltd. 2023-2A AR, CME Term SOFR 3 Month + 1.2600%, 4.9215%,
1/24/39 (144A)
‡
38,000,000 38,114,000
Texas Debt Capital CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7000%,
5.3692%, 4/22/37 (144A)
‡
16,000,000 16,039,947
Tikehau US CLO I Ltd. 2021-1A A2, CME Term SOFR 3 Month + 1.7116%,
5.3792%, 1/18/35 (144A)
‡
8,000,000 8,018,206
Tikehau US CLO VI Ltd. 2024-1A B, CME Term SOFR 3 Month + 1.8500%,
5.5176%, 7/18/37 (144A)
‡
25,100,000 25,195,546
TPG CLO Ltd. 2025-2A A2, CME Term SOFR 3 Month + 1.5000%, 5.2211%,
1/21/39 (144A)
‡
11,250,000 11,303,777
Tralee CLO V Ltd. 2018-5A A2RR, CME Term SOFR 3 Month + 1.4500%,
5.1176%, 10/20/34 (144A)
‡
11,000,000 11,004,975
Trinitas CLO XXXI Ltd. 2024-31A A1, CME Term SOFR 3 Month + 1.3500%,
5.0192%, 1/22/38 (144A)
‡
23,000,000 23,098,884
Trinitas CLO XXXVII Ltd. 2025-37A A2, CME Term SOFR 3 Month + 1.4500%,
5.1229%, 1/22/39 (144A)
‡
8,000,000 8,013,477
Valley Stream Park CLO Ltd. 2022-1A ARR, CME Term SOFR 3 Month + 1.1900%,
4.8576%, 1/20/37 (144A)
‡
11,685,000 11,696,685
Venture 42 CLO Ltd. 2021-42A A2, CME Term SOFR 3 Month + 1.5616%,
5.2338%, 4/15/34 (144A)
‡
5,000,000 5,007,659
Venture 43 CLO Ltd. 2021-43A A1R, CME Term SOFR 3 Month + 1.3500%,
5.0222%, 4/15/34 (144A)
‡
41,000,000 41,048,142
Venture 46 CLO Ltd. 2022-46A A1R, CME Term SOFR 3 Month + 1.4500%,
5.1176%, 10/20/37 (144A)
‡
19,000,000 19,068,883
Venture 47 CLO Ltd. 2023-47A A1R, CME Term SOFR 3 Month + 1.5000%,
5.1676%, 4/20/36 (144A)
‡
20,000,000 20,050,440
Venture 48 CLO Ltd. 2023-48A AR, CME Term SOFR 3 Month + 1.3000%,
4.9676%, 10/20/36 (144A)
‡
72,000,000 72,271,872
Vibrant CLO IX-R Ltd. 2018-9RA A1, CME Term SOFR 3 Month + 1.0000%,
4.6676%, 4/20/37 (144A)
‡
14,675,000 14,691,831
Voya CLO Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.2500%, 4.9176%,
4/20/35 (144A)
‡
10,000,000 10,018,491
Voya CLO Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3500%, 5.0176%,
7/20/37 (144A)
‡
10,250,000 10,295,438
Voya CLO Ltd. 2019-1A A1RR, CME Term SOFR 3 Month + 1.3700%, 5.0422%,
10/15/37 (144A)
‡
39,400,000 39,589,967
Voya CLO Ltd. 2020-3A ARR, CME Term SOFR 3 Month + 1.2500%, 4.9197%,
1/20/38 (144A)
‡
132,150,000 132,604,821
Voya CLO Ltd. 2020-2A A1RR, CME Term SOFR 3 Month + 1.3100%, 4.9776%,
1/20/38 (144A)
‡
31,500,000 31,641,756
Voya CLO Ltd. 2021-3A A1R, CME Term SOFR 3 Month + 1.2500%, 4.9222%,
4/15/38 (144A)
‡
60,900,000 61,106,481
Voya CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.1300%, 4.7976%,
4/20/38 (144A)
‡
22,750,000 22,793,794
Voya CLO Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.2100%, 4.8776%,
1/20/39 (144A)
‡
100,000,000 100,300,200
Voya Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.5800%, 5.2476%, 7/20/37
(144A)
‡
12,000,000 12,032,802
Warwick Capital CLO 4 Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.4000%,
5.0676%, 7/20/37 (144A)
‡
10,000,000 10,037,239
Wehle Park CLO Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.2400%,
4.9097%, 10/21/38 (144A)
‡
24,750,000 24,847,965

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Wellfleet CLO Ltd. 2022-1A A1RN, CME Term SOFR 3 Month + 1.4200%,
5.0922%, 7/15/37 (144A)
‡
$ 44,000,000 $ 44,145,411
Wellington Management CLO 2 Ltd. 2024-2A A, CME Term SOFR 3 Month +
1.5500%, 5.2176%, 4/20/37 (144A)
‡
30,000,000 30,076,797
Wellington Management CLO 5 Ltd. 2025-5A A, CME Term SOFR 3 Month +
1.2900%, 5.2511%, 10/18/38 (144A)
‡
26,350,000 26,484,348
Whitebox CLO I Ltd. 2019-1A A1R3, CME Term SOFR 3 Month + 1.1800%,
4.8480%, 1/24/37 (144A)
‡
130,000,000 130,285,727
Whitebox CLO I Ltd. 2019-1A A2R3, CME Term SOFR 3 Month + 1.4100%,
5.0780%, 1/24/37 (144A)
‡
10,000,000 10,036,783
Whitebox CLO IV Ltd. 2023-4A A1R, CME Term SOFR 3 Month + 1.4900%,
5.1576%, 4/20/36 (144A)
‡
125,000,000 125,396,125
Wind River CLO Ltd. 2021-4A AR, CME Term SOFR 3 Month + 1.2300%,
4.8997%, 1/20/35 (144A)
‡
15,000,000 15,016,950
Wise CLO Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.2300%, 4.8976%,
1/20/38 (144A)
‡
39,000,000 39,131,730
Wise CLO Ltd. 2025-2A A, CME Term SOFR 3 Month + 1.2000%, 4.8676%,
4/20/38 (144A)
‡
100,000,000 100,317,470
Wise CLO Ltd. 2025-4A A, CME Term SOFR 3 Month + 1.3500%, 5.0176%,
9/20/38 (144A)
‡
13,000,000 13,058,500
WISE CLO Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.3300%, 4.9976%,
10/20/38 (144A)
‡
20,000,000 20,086,118
Zais CLO 15 Ltd. 2020-15A A1RR, CME Term SOFR 3 Month + 1.4900%,
5.1613%, 7/28/37 (144A)
‡
38,600,000 38,744,765
Total Collateralized Loan Obligations (cost $25,337,026,809) 25,395,168,566
Investment Companies - 1 .7%
Money Market Funds - 1 .7%
Janus Henderson Cash Liquidity Fund LLC, 3.6619%
£,∞
(cost $438,557,599) 438,557,600 438,689,167
Total Investments (total cost $ 25,775,584,408 ) - 98 .3% 25,833,857,733
Cash, Receivables and Other Assets, net of Liabilities - 1.7% 447,917,268
Net Assets - 100.0% $26,281,775,001
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 25,833,857,733 100 .0%

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2026

Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/26
............. Shares
Held at
1/31/26
Dividend
Income
Investment Company - 1.7%
Money Market Funds - 1.7%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6619%
∞
$ 196,327,425 $ 8,082,114,878 $ (7,839,763,773) $ (82,777) $ 93,414 $ 438,689,167 438,557,600 $ 3,136,935

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

CME Chicago Mercantile Exchange
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of January 31, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2026 is $25,395,168,566 which represents 96.6% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 25,395,168,566 $ — $ 25,395,168,566
Investment Companies — 438,689,167 — 438,689,167
Total Assets $ — $ 25,833,857,733 $ — $ 25,833,857,733

Janus Henderson AAA CLO ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson AAA CLO ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-25-70351 03-26